Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS [Abstract]
Common stock par value	$ 0.0001	$ 0.0001
Authorized shares	50,000,000	50,000,000
Shares issued and outstanding in 2012 and 2011	20,000	20,000